Transactions with Related Parties and Shareholders (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Summary of Accrued Recognized Interest Cost from Operations

Payables to Assignee A, which mainly include the accrued recognized interest cost from the operations of the vessel and are analyzed as follows:

Payable to Assignee A, related party
January 1, 2024	783,852
Interest cost	77,117
Repayments	(779,019)
Interest paid	(21,058)
December 31, 2024	60,892
Interest paid	(60,892)
December 31, 2025	-

Revenues of the Non-consolidated Pool Subsidiaries, costs and expenses applicable to revenues of the Non-consolidated Pool Subsidiaries, net income of the Non-consolidated Pool Subsidiaries for the years ended December 31, 2025, 2024 and 2023 and current and total assets of the Non-consolidated Pool subsidiaries, current and total liabilities of the Non-consolidated Pool subsidiaries as of December 31, 2025, 2024 and 2023 are analyzed as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Revenues of the Non-consolidated Pool Subsidiaries	343,097,585	691,734,800	877,449,952
Costs and expenses of the Non-consolidated Pool Subsidiaries	151,104,842	281,851,357	328,587,308
Net income of the Non-consolidated Pool Subsidiaries	-	-	-
Current and total assets of the Non-consolidated Pool Subsidiaries	70,055,946	114,193,010	194,146,719
Current and total liabilities of the Non-consolidated Pool Subsidiaries	70,055,746	114,192,810	194,146,519

Schedule of Related Party Transactions with Non-Consolidated Pool Subsidiaries

The Company earns management fees and commissions from the Non-consolidated Pool Subsidiaries (Note 2). In addition, during the year ended December 31, 2025, the Company provided commercial management services to individual vessels indirectly owned by Capital Maritime and Trading Corp. (“Capital”). Capital is considered a related party, as it is owned by the father of the ultimate beneficial owner of one of the Company’s principal shareholders. The amounts earned for the years ended December 31, 2025, 2024 and 2023 are included in “Trade revenues, related parties” in the accompanying consolidated statements of operations and are analyzed as follows:

	December 31, 2025
	Management Fees	Commissions
Blue Fin Pool	423,765	878,068
SeaLion Pool	648,357	2,227,820
Dorado Pool	91,200	685,033
SeaHorse Pool	-	15,974
Seadragon Pool	822,927	528,647
Capital vessels	333,792	1,254,034
Total	2,320,041	5,589,576

	December 31, 2024
	Management Fees	Commissions
Blue Fin Pool	593,352	744,795
SeaLion Pool	966,198	2,825,367
Dorado Pool	29,452	768,779
SeaHorse Pool	22,500	17,075
Seadragon Pool	134,100	3,663,182
Total	1,745,602	8,019,198

	December 31, 2023
	Management Fees	Commissions
Blue Fin Pool	562,732	1,612,632
SeaLion Pool	1,080,585	4,163,287
Dorado Pool	73,000	889,057
SeaHorse Pool	160,772	206,890
Seadragon Pool	-	5,040,000
Total	1,877,089	11,911,866

Schedule Of Receivables From Payables To Non-Consolidated Pool Subsidiaries	As of December 31, 2025 and 2024, the Company had receivables from/ (payables to) the following Non-consolidated Pool subsidiaries:

	2025	2024
Blue Fin Pool	1,195,739	2,457,095
Sigma Pool	9,232	-
SeaLion Pool	485,769	1,299,135
Seadragon Pool	2,005,670	2,962,896
Seawolf Pool	579,080	15,592
Dorado Pool	-	1,041,740
Star Pool	1,364	7,186
Marlin Pool	-	4,595
SeaHorse Pool	38,148	525,384
Total Receivables	4,315,002	8,313,623
Dorado Pool	937,066	-
Total Payables	937,066	-